Common Shares - Authorized Share Capital (Details) - $ / shares	Jun. 24, 2021	Jan. 11, 2021	Jun. 30, 2021	Jan. 26, 2021	Dec. 31, 2020
Equity [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Authorized shares (in shares)			360,000,000		238,653,846
Stock authorized during period (in shares)	70,000,000	51,346,154